Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
OPERATING ACTIVITIES
Net loss for the year	$ (24,873)	$ (20,634)
Items not affecting cash:
Depreciation of property and equipment	4	15
Stock-based compensation	3,235	1,641
Impairment of intangible assets		2,905
Loss on derivative financial instruments		3
Non-cash finance income		(358)
Unrealized foreign exchange gain	(484)	(1,071)
Sales tax, interest and other receivables	65	(32)
Prepaid expenses and deposits	(2,044)	(1,733)
Accounts payable and accrued liabilities	501	1,012
CASH AND CASH EQUIVALENTS PROVIDED BY (USED IN) OPERATING ACTIVITIES	(23,596)	(18,252)
FINANCING ACTIVITIES
Proceeds from exercise of warrants	2,094	600
Proceeds from exercise of stock options	147
Proceeds from Common Shares issuance, net of costs		30,057
Proceeds from Pre-Funded Warrants issuance, net of costs		6,917
CASH AND CASH EQUIVALENTS PROVIDED BY (USED IN) FINANCING ACTIVITIES	2,241	37,574
INVESTING ACTIVITIES
Purchases of short-term investments	(23,369)	(27,416)
Maturities of short-term investments	13,958	32,076
Purchase of property and equipment	(6)	(4)
CASH AND CASH EQUIVALENTS PROVIDED BY (USED IN) INVESTING ACTIVITIES	(9,417)	4,656
Effect of foreign currency exchange rates on cash and cash equivalents	503	(586)
INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	(30,269)	23,392
CASH AND CASH EQUIVALENTS - Beginning of year	40,073	16,681
CASH AND CASH EQUIVALENTS - End of year	9,804	40,073
Cash interest received included in operating activities	$ 1,160	$ 573